Stockholders' Equity - Additional Information (Detail) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Shareholders' Equity (Textual)
Preference stock, shares authorized	1,000,000	1,000,000
Preference stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A common stock
Shareholders' Equity (Textual)
Common stock, shares authorized	100,000,000	100,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0
Common stock subject to possible redemption	25,875,000	25,875,000
Class A common stock | As Previously Reported [Member]
Shareholders' Equity (Textual)
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0
Class B common stock
Shareholders' Equity (Textual)
Common stock, shares authorized	10,000,000	10,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares issued	6,468,750	6,468,750
Common stock, shares outstanding	6,468,750	6,468,750
Common stock aggregate converted basis percentage	20.00%